Oberweis China Opportunities Fund (Prospectus Summary) | Oberweis China Opportunities Fund
OBERWEIS CHINA OPPORTUNITIES FUND
Investment Objective
The Oberweis China Opportunities Fund's investment objective is to maximize long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investments)
Shareholder Fees	Oberweis China Opportunities Fund
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	2.00%
Exchange Fee on shares exchanged within 90 calendar days of purchase (as a percentage of amount exchanged)	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Oberweis China Opportunities Fund
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.58%
Total Annual Fund Operating Expenses	2.08%

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Oberweis China Opportunities Fund	211	652	1,119	2,410

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 107%
of the average value of its portfolio.
Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in
China securities. Currently, China securities include 1) equity securities of companies that are organized under the laws of The People's Republic of China,
Hong Kong or Taiwan or that are primarily traded on an exchange or over-the-counter in The People's Republic of China, Hong Kong or Taiwan; or 2)
equity securities of companies that have at least 50% of their assets in The
People's Republic of China, Hong Kong or Taiwan or that derive at least 50% of their revenues from business activities in The People's Republic of China, Hong
Kong or Taiwan (collectively, referred to as "China") but which are listed and traded elsewhere.

The Fund invests principally in the common stocks of companies that the Fund's sub-adviser, Oberweis Asset Management (Asia) Limited (the "Sub-Adviser"),
believes have the potential for significant long-term growth in market value.
The Fund may invest in equity-linked certificates (also called Participatory
Notes) which are expected to provide the Fund exposure to certain classes of shares traded in foreign markets which would otherwise not be available to the
Fund. The Fund may invest in equity-linked certificates issued and/or guaranteed by counterparties rated A or better by Moody's or Standard & Poor's Corporation or issued and/or guaranteed by counterparties deemed to be of similar quality by the Fund's investment adviser, Oberweis Asset Management, Inc. ("OAM"), or the
Sub-Adviser. Equity-linked certificates are derivative securities generally issued by banks or broker-dealers that are linked to the performance of an underlying foreign security. The Fund may invest in equity-linked certificates linked to the performance of foreign securities in countries in which the Fund may invest, including but not limited to China. For purposes of the Fund's 80%
investment policy, equity-linked certificates linked to the performance of China securities are considered China securities.

The Fund seeks to invest in those companies which the Sub-Adviser considers to have above-average long-term growth potential. The Sub-Adviser selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities, and many of the companies also meet certain of the
Oberweis Octagon investment criteria described below. The Sub-Adviser's fundamental analysis entails an evaluation of an individual company's future growth prospects. The Sub-Adviser's evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to the
Sub-Adviser's estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews.  There are no restrictions on the capitalization of companies whose securities the Fund may buy; however, the Fund generally invests in the stocks of smaller companies (generally companies with a market capitalization of less than $5 billion).

The "Oberweis Octagon" investment criteria include:

1. Extraordinarily rapid growth in revenue. This is preferred to be generated from internal growth as opposed to acquisition of other businesses.

2. Extraordinarily rapid growth in pre-tax income. There should also be rapid growth in earnings per share.

3. There should be a reasonable price/earnings ratio in relation to the company's underlying growth rate.

4. Products or services that offer the opportunity for substantial future growth. Such growth generally either stems from products in newer, high growth markets or products with the potential to grow market share within an existing market. In the latter case, such products typically grow market share due to competitive advantages over other market offerings. Examples of such advantages include new technologies, patents and niche market positions with high barriers to competitive entry.

5. Favorable recent trends in revenue and earnings growth, ideally showing acceleration.

6. Reasonable price-to-sales ratio based on the company's underlying growth prospects and profit margins.

7. A review of the company's financial statements, with particular attention to footnotes, in order to identify unusual items which may indicate future problems.

8. High relative strength in the market, in that the company's stock has outperformed at least 75% of other stocks in the market over the preceding twelve months.
Principal Risks
The biggest risk is that the Fund's returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the
Fund's share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small- and medium-sized companies with high growth potential, can be volatile.
The value of the Fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the
Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund's objective will be met.

Small-sized Company Risk-The Fund is subject to small company risk, because although there are no restrictions on the capitalization of companies whose securities the Fund may buy, the Fund generally invests in small-sized companies. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Risks Associated with Non-U.S. Companies-Investments by the Fund in the securities of non-U.S. issuers involve certain additional investment risks different from those of U.S. issuers. These risks include: possibility of political or economic instability of the country of issue, possibility of disruption to international trade patterns, possibility of currency risk, possibility of currency exchange controls, imposition of foreign withholding taxes, seizure or nationalization of foreign deposits or assets, and adoption of adverse foreign government trade restrictions. There may be less publicly available information about a non-U.S. company than about a U.S. company.
Sometimes non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices and requirements than U.S. companies.
There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the U.S., which may result in less transparency with respect to a company's operations. The absence of negotiated brokerage in certain countries may result in higher brokerage fees.

Emerging Market Risks-In addition to the risks associated with non-U.S.
companies in developing or emerging markets, there is a possibility of expropriation, nationalization, confiscatory taxation or diplomatic developments that could affect investments in those countries. In addition, political and economic structures in emerging markets countries may be new and developing rapidly, which may cause instability. Emerging markets countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Risks Associated with Chinese Companies-The Chinese economy is generally considered an emerging and volatile market. A small number of companies represent a large portion of the China market as a whole, and prices for securities of these companies may be very sensitive to adverse political, economic, or regulatory developments in China and other Asian countries, and may experience significant losses in such conditions. China's central government has historically exercised substantial control over the Chinese economy through administrative regulation and/or state ownership.

Despite economic reforms that have resulted in less direct central and local government control over Chinese businesses, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. These activities, which may include central planning, partial state ownership of or government actions designed to substantially influence certain Chinese industries, market sectors or particular Chinese companies, may adversely affect the public and private sector companies in which a Fund invests. Government actions may also affect the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies. In addition, currency fluctuations, monetary policies, competition, social instability or political unrest may adversely affect economic growth in China. The Chinese economy and
Chinese companies may also be adversely affected by regional security threats, as well as adverse developments in Chinese trade policies, or in trade policies toward China by countries that are trading partners with China.

Government Relationships Risk-While companies in Asia may be subject to limitations on their business relationships under applicable law, these laws may not be consistent with certain political and security concerns of the U.S. As a result, Asian companies may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government (an "Adverse Government"). If the Fund invests in companies that have or develop a material business relationship with an Adverse
Government, then the Fund will be subject to the risk that these companies'
reputation and price in the market will be adversely affected.

Equity-linked Certificates Risk-Equity-linked certificates (also called
Participatory Notes) are generally subject to the same risks as the foreign equity securities or the basket of foreign securities they are linked to. Upon the maturity of the certificate, the holder generally receives a return of principal based on the capital appreciation of the linked security. If the linked security declines in value, the certificate may return a lower amount at maturity. The trading price of an equity-linked certificate also depends on the value of the linked security. Equity-linked certificates involve further risks associated with:

•   purchases and sales of certificates, including the possibility that exchange rate fluctuations may negatively affect the value of a certificate,

•   the credit quality of the certificate's issuer and/or guarantor, and

•   liquidity risks and restrictions on transferability.

Ratings of issuers or guarantors of equity-linked certificates refer only to the issuer or guarantor's creditworthiness. They provide no indication of the potential risks of the linked securities.

Geographic Concentration Risk-Investments in a single region, even though representing more than one country within the region, may be affected by common economic forces and other factors. This vulnerability to factors affecting China investments is significantly greater than it would be for a more geographically diversified fund, and may result in greater losses and volatility.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at www.oberweisfunds.com or by calling (800) 245-7311.
Annual Total Returns

Best Quarter: Second Quarter 2009 54.50% Worst Quarter: First Quarter 2008 -34.72%
The table compares the Fund's average annual returns for the periods indicated
to broad-based securities market indices. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account
("IRA").
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Oberweis China Opportunities Fund	Return Before Taxes	(38.72%)	(1.10%)		10.32%		Oct. 01, 2005
Oberweis China Opportunities Fund After Taxes on Distributions	Return After Taxes on Distributions	(40.06%)	(3.13%)		8.52%		Oct. 01, 2005
Oberweis China Opportunities Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(23.41%)	(0.87%)		9.15%		Oct. 01, 2005
Oberweis China Opportunities Fund MSCI China Small Cap Growth Index	MSCI China Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)	(38.23%)	5.16%		14.66%		Oct. 01, 2005
Oberweis China Opportunities Fund MSCI Zhong Hua Small Cap Growth Index	MSCI Zhong Hua Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)	(33.25%)		[1]		[1]	Oct. 01, 2005
[1]	The MSCI Zhong Hua Small Cap Growth Index began on 5/31/2007.